JPMorgan BetaBuilders USD Investment Grade Corporate Bond ETF
Schedule of Portfolio Investments as of May 31, 2025
(Unaudited)
THE “UNAUDITED EXCHANGE-TRADED FUNDS HOLDINGS”
LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES
ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS
ADVERTISING OR SALES LITERATURE WITH THE GENERAL
PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2025.

JPMorgan BetaBuilders USD Investment Grade Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited)

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — 98.3%
Aerospace & Defense — 2.5%
Boeing Co. (The)
3.60%, 5/1/2034	198,000	171,167
3.25%, 2/1/2035	2,000	1,646
3.38%, 6/15/2046	38,000	25,088
5.81%, 5/1/2050	29,000	27,163
GE Capital Funding LLC 4.55%, 5/15/2032	50,000	49,181
General Dynamics Corp.
2.63%, 11/15/2027	4,000	3,857
3.75%, 5/15/2028	2,000	1,982
4.25%, 4/1/2040	53,000	46,355
2.85%, 6/1/2041	2,000	1,429
3.60%, 11/15/2042	34,000	26,531
4.25%, 4/1/2050	12,000	9,795
Huntington Ingalls Industries, Inc. 4.20%, 5/1/2030	102,000	98,433
L3Harris Technologies, Inc. 4.40%, 6/15/2028	118,000	117,645
Lockheed Martin Corp.
4.50%, 5/15/2036	27,000	25,528
5.72%, 6/1/2040 (a)	85,000	87,116
4.15%, 6/15/2053	48,000	37,048
5.90%, 11/15/2063	32,000	32,408
Northrop Grumman Corp.
3.25%, 1/15/2028	35,000	34,029
4.60%, 2/1/2029	2,000	2,014
3.85%, 4/15/2045	44,000	33,941
4.03%, 10/15/2047	41,000	31,737
RTX Corp.
4.13%, 11/16/2028	34,000	33,653
4.45%, 11/16/2038	40,000	35,929
Textron, Inc. 3.38%, 3/1/2028	35,000	33,847
		967,522
Air Freight & Logistics — 0.4%
FedEx Corp. 3.25%, 5/15/2041 (b)	7,000	4,848
GXO Logistics, Inc. 2.65%, 7/15/2031	28,000	23,727
United Parcel Service, Inc.
2.40%, 11/15/2026	5,000	4,871
3.40%, 3/15/2029	17,000	16,451
2.50%, 9/1/2029	14,000	12,969
4.25%, 3/15/2049	77,000	60,400
5.30%, 4/1/2050	18,000	16,524
5.60%, 5/22/2064	8,000	7,455
		147,245
Automobile Components — 0.2%
Aptiv Swiss Holdings Ltd.
4.40%, 10/1/2046	32,000	23,418
4.15%, 5/1/2052	3,000	2,063

JPMorgan BetaBuilders USD Investment Grade Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Automobile Components — continued
BorgWarner, Inc. 4.38%, 3/15/2045	9,000	7,166
Lear Corp. 3.50%, 5/30/2030	28,000	25,945
		58,592
Automobiles — 1.1%
Ford Motor Co.
4.35%, 12/8/2026	145,000	142,966
6.63%, 10/1/2028	1,000	1,042
7.45%, 7/16/2031	18,000	19,131
6.10%, 8/19/2032	28,000	27,325
4.75%, 1/15/2043	46,000	34,526
General Motors Co.
6.13%, 10/1/2025	27,000	27,065
5.00%, 4/1/2035	15,000	13,862
5.40%, 4/1/2048	10,000	8,412
5.95%, 4/1/2049	64,000	57,659
Honda Motor Co. Ltd. (Japan) 2.97%, 3/10/2032	30,000	26,489
Toyota Motor Corp. (Japan)
1.34%, 3/25/2026	22,000	21,446
3.67%, 7/20/2028	39,000	38,394
5.12%, 7/13/2033	2,000	2,030
		420,347
Banks — 16.3%
Banco Santander SA (Spain) 2.96%, 3/25/2031	200,000	180,732
Bank of America Corp.
3.50%, 4/19/2026	30,000	29,741
4.25%, 10/22/2026	2,000	1,992
Series N, (SOFR + 0.91%), 1.66%, 3/11/2027 (c)	31,000	30,279
(3-MONTH CME TERM SOFR + 1.32%), 3.56%, 4/23/2027 (c)	47,000	46,523
(SOFR + 1.34%), 5.93%, 9/15/2027 (c)	2,000	2,031
Series L, 4.18%, 11/25/2027	111,000	109,999
(SOFR + 1.05%), 2.55%, 2/4/2028 (c)	258,000	249,332
(3-MONTH CME TERM SOFR + 1.30%), 3.42%, 12/20/2028 (c)	22,000	21,349
(3-MONTH CME TERM SOFR + 1.44%), 3.19%, 7/23/2030 (c)	68,000	64,078
(3-MONTH CME TERM SOFR + 1.25%), 2.50%, 2/13/2031 (c)	187,000	168,815
(SOFR + 1.32%), 2.69%, 4/22/2032 (c)	215,000	189,924
(SOFR + 1.22%), 2.30%, 7/21/2032 (c)	13,000	11,140
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.20%), 2.48%, 9/21/2036 (c)	40,000	33,443
(SOFR + 1.93%), 2.68%, 6/19/2041 (c)	13,000	9,075
(3-MONTH CME TERM SOFR + 3.41%), 4.08%, 3/20/2051 (c)	33,000	25,457
(SOFR + 1.56%), 2.97%, 7/21/2052 (c)	40,000	24,934
Bank of Montreal (Canada)
(SOFR + 0.60%), 0.95%, 1/22/2027 (c)	38,000	37,090
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.40%), 3.09%, 1/10/2037 (c) (d)	45,000	38,354
Bank of Nova Scotia (The) (Canada)
4.85%, 2/1/2030	45,000	45,414
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.05%), 4.59%, 5/4/2037 (c) (d)	45,000	41,924

JPMorgan BetaBuilders USD Investment Grade Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Banks — continued
Barclays plc (United Kingdom) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.20%), 2.67%, 3/10/2032 (c)	202,000	176,548
Canadian Imperial Bank of Commerce (Canada) 6.09%, 10/3/2033	48,000	50,908
Citibank NA 5.86%, 9/29/2025	250,000	250,731
Citigroup, Inc.
(SOFR + 1.89%), 4.66%, 5/24/2028 (c)	45,000	44,990
(SOFR + 1.42%), 2.98%, 11/5/2030 (c)	167,000	154,413
(SOFR + 1.15%), 2.67%, 1/29/2031 (c)	132,000	119,416
(SOFR + 3.91%), 4.41%, 3/31/2031 (c)	173,000	169,246
(SOFR + 1.18%), 2.52%, 11/3/2032 (c)	7,000	6,022
(3-MONTH CME TERM SOFR + 1.43%), 3.88%, 1/24/2039 (c)	4,000	3,358
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.73%), 5.41%, 9/19/2039 (c)	22,000	20,961
4.75%, 5/18/2046	31,000	25,740
Citizens Financial Group, Inc.
2.64%, 9/30/2032	36,000	29,455
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.75%), 5.64%, 5/21/2037 (c)	13,000	12,618
Comerica, Inc. 4.00%, 2/1/2029	50,000	48,432
Cooperatieve Rabobank UA (Netherlands) 5.25%, 5/24/2041	139,000	133,756
Fifth Third Bancorp
(SOFRINDX + 2.19%), 6.36%, 10/27/2028 (c)	111,000	115,103
(SOFRINDX + 2.13%), 4.77%, 7/28/2030 (c)	9,000	8,969
8.25%, 3/1/2038	35,000	40,881
HSBC Holdings plc (United Kingdom)
(SOFR + 1.29%), 2.21%, 8/17/2029 (c)	200,000	184,220
(SOFR + 2.87%), 5.40%, 8/11/2033 (c)	271,000	273,237
6.80%, 6/1/2038	149,000	157,744
6.10%, 1/14/2042	14,000	14,563
Huntington Bancshares, Inc.
(SOFR + 2.02%), 6.21%, 8/21/2029 (c)	31,000	32,304
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.17%), 2.49%, 8/15/2036 (c)	48,000	39,790
KeyCorp (SOFRINDX + 2.06%), 4.79%, 6/1/2033 (c)	6,000	5,721
Lloyds Banking Group plc (United Kingdom) (3-MONTH SOFR + 1.21%), 3.57%, 11/7/2028 (c)	200,000	194,570
M&T Bank Corp. (SOFR + 1.61%), 5.39%, 1/16/2036 (c)	40,000	38,982
Mitsubishi UFJ Financial Group, Inc. (Japan)
3.96%, 3/2/2028	50,000	49,452
3.74%, 3/7/2029	128,000	124,625
4.15%, 3/7/2039	104,000	92,268
Mizuho Financial Group, Inc. (Japan) (3-MONTH CME TERM SOFR + 1.57%), 2.87%, 9/13/2030 (c)	200,000	184,816
PNC Financial Services Group, Inc. (The)
3.15%, 5/19/2027	57,000	55,731
3.45%, 4/23/2029	175,000	168,870
Regions Financial Corp. 7.38%, 12/10/2037	5,000	5,497
Royal Bank of Canada (Canada)
5.00%, 5/2/2033	105,000	105,101
5.15%, 2/1/2034	45,000	45,437
Santander Holdings USA, Inc.
4.40%, 7/13/2027	93,000	92,224
(SOFR + 1.25%), 2.49%, 1/6/2028 (c)	6,000	5,766

JPMorgan BetaBuilders USD Investment Grade Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Banks — continued
(SOFR + 2.36%), 6.50%, 3/9/2029 (c)	53,000	54,870
Sumitomo Mitsui Financial Group, Inc. (Japan)
3.78%, 3/9/2026	75,000	74,578
3.35%, 10/18/2027	5,000	4,878
3.54%, 1/17/2028	93,000	90,930
3.94%, 7/19/2028	5,000	4,925
4.31%, 10/16/2028	12,000	11,941
5.84%, 7/9/2044 (d)	5,000	4,988
Toronto-Dominion Bank (The) (Canada)
2.00%, 9/10/2031	63,000	54,199
3.20%, 3/10/2032	24,000	21,488
4.46%, 6/8/2032	24,000	23,263
Truist Financial Corp.
1.13%, 8/3/2027	30,000	28,036
(SOFR + 1.44%), 4.87%, 1/26/2029 (c)	26,000	26,139
(SOFR + 0.86%), 1.89%, 6/7/2029 (c)	7,000	6,469
(SOFR + 2.36%), 5.87%, 6/8/2034 (c)	50,000	51,236
US Bancorp
Series V, 2.38%, 7/22/2026	1,000	980
(SOFR + 1.88%), 6.79%, 10/26/2027 (c)	24,000	24,712
(SOFR + 1.66%), 4.55%, 7/22/2028 (c)	5,000	4,995
(SOFR + 2.02%), 5.78%, 6/12/2029 (c)	28,000	28,899
(SOFR + 2.11%), 4.97%, 7/22/2033 (c)	55,000	53,456
(SOFR + 1.60%), 4.84%, 2/1/2034 (c)	21,000	20,363
(SOFR + 2.26%), 5.84%, 6/12/2034 (c)	39,000	40,252
(SOFR + 1.86%), 5.68%, 1/23/2035 (c)	16,000	16,297
Wells Fargo & Co.
(SOFR + 1.74%), 5.57%, 7/25/2029 (c)	28,000	28,723
(3-MONTH CME TERM SOFR + 1.43%), 2.88%, 10/30/2030 (c)	18,000	16,614
(SOFR + 1.50%), 3.35%, 3/2/2033 (c)	62,000	55,668
(SOFR + 2.10%), 4.90%, 7/25/2033 (c)	22,000	21,627
(SOFR + 2.02%), 5.39%, 4/24/2034 (c)	31,000	31,135
(SOFR + 1.99%), 5.56%, 7/25/2034 (c)	81,000	82,052
(SOFR + 2.06%), 6.49%, 10/23/2034 (c)	217,000	232,599
5.38%, 2/7/2035	87,000	89,188
5.95%, 12/15/2036	52,000	51,738
(SOFR + 2.53%), 3.07%, 4/30/2041 (c)	39,000	28,581
5.38%, 11/2/2043	106,000	97,713
5.61%, 1/15/2044	71,000	66,840
(SOFR + 2.13%), 4.61%, 4/25/2053 (c)	4,000	3,292
Westpac Banking Corp. (Australia)
2.85%, 5/13/2026	2,000	1,973
5.54%, 11/17/2028	6,000	6,248
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.00%), 4.11%, 7/24/2034 (c) (d)	27,000	25,873
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.53%), 3.02%, 11/18/2036 (c) (d)	40,000	34,591
4.42%, 7/24/2039 (d)	58,000	51,275

JPMorgan BetaBuilders USD Investment Grade Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Banks — continued
2.96%, 11/16/2040 (d)	2,000	1,445
3.13%, 11/18/2041 (d)	16,000	11,278
		6,230,438
Beverages — 1.5%
Anheuser-Busch Cos. LLC (Belgium)
4.70%, 2/1/2036	45,000	43,220
4.90%, 2/1/2046	124,000	111,742
Anheuser-Busch InBev Worldwide, Inc. (Belgium)
5.45%, 1/23/2039	1,000	1,004
5.80%, 1/23/2059	34,000	33,912
Coca-Cola Co. (The)
1.00%, 3/15/2028	34,000	31,406
2.25%, 1/5/2032	18,000	15,783
4.65%, 8/14/2034	3,000	2,974
2.75%, 6/1/2060	2,000	1,153
Constellation Brands, Inc.
3.15%, 8/1/2029	66,000	62,142
2.25%, 8/1/2031	2,000	1,714
Diageo Investment Corp. (United Kingdom) 7.45%, 4/15/2035	1,000	1,164
Keurig Dr. Pepper, Inc.
3.80%, 5/1/2050	20,000	14,303
3.35%, 3/15/2051	90,000	58,780
Molson Coors Beverage Co. 4.20%, 7/15/2046	28,000	21,923
PepsiCo, Inc.
2.75%, 3/19/2030	18,000	16,762
4.45%, 2/15/2033	90,000	89,358
3.50%, 3/19/2040	9,000	7,287
4.88%, 11/1/2040	49,000	46,335
4.25%, 10/22/2044	23,000	19,571
		580,533
Biotechnology — 1.7%
AbbVie, Inc.
2.95%, 11/21/2026	202,000	198,042
4.30%, 5/14/2036	22,000	20,375
5.50%, 3/15/2064	15,000	14,251
Amgen, Inc.
2.45%, 2/21/2030	75,000	67,982
2.00%, 1/15/2032	68,000	57,118
4.20%, 3/1/2033	24,000	22,698
5.25%, 3/2/2033	15,000	15,140
3.15%, 2/21/2040	6,000	4,532
5.65%, 6/15/2042	41,000	39,779
5.60%, 3/2/2043	10,000	9,691
2.77%, 9/1/2053	8,000	4,592
4.40%, 2/22/2062	133,000	100,433
Biogen, Inc. 3.15%, 5/1/2050	125,000	76,121

JPMorgan BetaBuilders USD Investment Grade Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Biotechnology — continued
Gilead Sciences, Inc.
1.20%, 10/1/2027	11,000	10,292
4.15%, 3/1/2047	35,000	27,976
		669,022
Broadline Retail — 0.7%
Amazon.com, Inc.
1.00%, 5/12/2026	62,000	60,159
1.50%, 6/3/2030	3,000	2,629
3.88%, 8/22/2037	140,000	124,515
4.10%, 4/13/2062	51,000	38,922
eBay, Inc. 4.00%, 7/15/2042	59,000	46,522
		272,747
Building Products — 0.2%
Carrier Global Corp.
2.70%, 2/15/2031	34,000	30,555
3.58%, 4/5/2050	6,000	4,295
Masco Corp. 2.00%, 10/1/2030	44,000	37,843
		72,693
Capital Markets — 7.6%
Ares Capital Corp. 3.20%, 11/15/2031	22,000	18,951
Ares Management Corp. 6.38%, 11/10/2028	76,000	80,102
Bank of New York Mellon Corp. (The)
3.40%, 1/29/2028	56,000	54,879
3.00%, 10/30/2028	4,000	3,819
(SOFR + 1.76%), 4.60%, 7/26/2030 (c)	1,000	1,001
1.65%, 1/28/2031	1,000	856
(SOFR + 1.42%), 5.19%, 3/14/2035 (c)	33,000	33,008
(SOFR + 1.77%), 5.61%, 7/21/2039 (c)	56,000	55,988
BlackRock Funding, Inc. 5.00%, 3/14/2034	6,000	6,054
Blackrock, Inc.
1.90%, 1/28/2031	136,000	118,402
4.75%, 5/25/2033	27,000	26,975
Blackstone Private Credit Fund 6.00%, 11/22/2034	4,000	3,852
Blue Owl Capital Corp.
3.13%, 4/13/2027	42,000	40,227
2.88%, 6/11/2028	53,000	48,911
Blue Owl Credit Income Corp. 6.65%, 3/15/2031	29,000	29,490
Brookfield Finance I UK plc (Canada) 2.34%, 1/30/2032	74,000	62,038
Brookfield Finance, Inc. (Canada) 4.85%, 3/29/2029	35,000	35,053
Cboe Global Markets, Inc. 1.63%, 12/15/2030	7,000	5,972
Charles Schwab Corp. (The)
2.00%, 3/20/2028	4,000	3,769
1.95%, 12/1/2031	3,000	2,518
(SOFR + 2.50%), 5.85%, 5/19/2034 (c)	5,000	5,211
CI Financial Corp. (Canada)
3.20%, 12/17/2030	57,000	49,738

JPMorgan BetaBuilders USD Investment Grade Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Capital Markets — continued
4.10%, 6/15/2051	2,000	1,384
CME Group, Inc.
3.75%, 6/15/2028	2,000	1,976
2.65%, 3/15/2032	12,000	10,618
Credit Suisse USA LLC (Switzerland) 7.13%, 7/15/2032	15,000	16,774
Deutsche Bank AG (Germany) (SOFR + 1.22%), 2.31%, 11/16/2027 (c)	150,000	144,427
Franklin Resources, Inc. 2.95%, 8/12/2051	3,000	1,783
FS KKR Capital Corp.
2.63%, 1/15/2027	3,000	2,858
3.25%, 7/15/2027	22,000	20,893
Goldman Sachs Group, Inc. (The)
(SOFR + 0.80%), 1.43%, 3/9/2027 (c)	6,000	5,850
(SOFR + 0.82%), 1.54%, 9/10/2027 (c)	22,000	21,132
(SOFR + 1.85%), 3.62%, 3/15/2028 (c)	125,000	122,740
(SOFR + 1.73%), 4.48%, 8/23/2028 (c)	18,000	17,939
(3-MONTH CME TERM SOFR + 1.56%), 4.22%, 5/1/2029 (c)	100,000	98,985
3.80%, 3/15/2030	186,000	179,464
(SOFR + 1.25%), 2.38%, 7/21/2032 (c)	18,000	15,495
6.13%, 2/15/2033	11,000	11,863
(SOFR + 1.95%), 6.56%, 10/24/2034 (c)	38,000	41,439
(SOFR + 1.55%), 5.85%, 4/25/2035 (c)	79,000	81,414
6.75%, 10/1/2037	52,000	55,921
(3-MONTH CME TERM SOFR + 1.63%), 4.02%, 10/31/2038 (c)	36,000	30,652
(SOFR + 1.51%), 3.21%, 4/22/2042 (c)	2,000	1,453
(SOFR + 1.63%), 3.44%, 2/24/2043 (c)	1,000	740
5.15%, 5/22/2045	14,000	12,333
(SOFR + 1.70%), 5.73%, 1/28/2056 (c)	1,000	971
Golub Capital BDC, Inc. 2.05%, 2/15/2027	7,000	6,612
Intercontinental Exchange, Inc.
4.25%, 9/21/2048	67,000	53,868
5.20%, 6/15/2062	63,000	56,947
Lazard Group LLC 4.38%, 3/11/2029	2,000	1,958
Moody's Corp. 3.75%, 2/25/2052	11,000	7,960
Morgan Stanley
3.63%, 1/20/2027	86,000	84,974
3.95%, 4/23/2027	112,000	110,973
(SOFR + 0.88%), 1.59%, 5/4/2027 (c)	88,000	85,509
(SOFR + 0.86%), 1.51%, 7/20/2027 (c)	34,000	32,810
(SOFR + 1.61%), 4.21%, 4/20/2028 (c)	10,000	9,928
(3-MONTH CME TERM SOFR + 1.40%), 3.77%, 1/24/2029 (c)	255,000	249,544
(SOFR + 1.03%), 1.79%, 2/13/2032 (c)	5,000	4,209
7.25%, 4/1/2032	82,000	93,427
(SOFR + 1.18%), 2.24%, 7/21/2032 (c)	45,000	38,359
(SOFR + 1.20%), 2.51%, 10/20/2032 (c)	1,000	861
(SOFR + 1.29%), 2.94%, 1/21/2033 (c)	15,000	13,187
(SOFR + 1.36%), 2.48%, 9/16/2036 (c)	52,000	43,427
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.43%), 5.95%, 1/19/2038 (c)	10,000	10,080
3.97%, 7/22/2038 (e)	153,000	130,715

JPMorgan BetaBuilders USD Investment Grade Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Capital Markets — continued
(SOFR + 1.71%), 5.52%, 11/19/2055 (c)	41,000	39,048
Nasdaq, Inc. 5.55%, 2/15/2034	31,000	31,752
New Mountain Finance Corp.
6.20%, 10/15/2027	63,000	63,316
6.88%, 2/1/2029	5,000	5,047
Northern Trust Corp. 3.15%, 5/3/2029	2,000	1,918
Prospect Capital Corp. 3.44%, 10/15/2028	14,000	12,346
S&P Global, Inc.
3.70%, 3/1/2052	63,000	46,480
2.30%, 8/15/2060	4,000	1,980
Sixth Street Specialty Lending, Inc. 5.63%, 8/15/2030	2,000	1,991
State Street Corp.
(SOFR + 1.72%), 5.82%, 11/4/2028 (c)	31,000	32,007
(SOFR + 1.00%), 2.62%, 2/7/2033 (c)	41,000	35,656
		2,892,807
Chemicals — 1.1%
Albemarle Corp.
4.65%, 6/1/2027	34,000	33,607
5.05%, 6/1/2032	35,000	32,478
Celanese US Holdings LLC 6.58%, 7/15/2029 (a)	11,000	11,296
Eastman Chemical Co. 4.65%, 10/15/2044	37,000	30,400
Ecolab, Inc.
2.13%, 2/1/2032	3,000	2,555
2.75%, 8/18/2055	31,000	17,924
FMC Corp. 4.50%, 10/1/2049	18,000	12,784
International Flavors & Fragrances, Inc. 4.45%, 9/26/2028	90,000	89,148
Linde, Inc. 1.10%, 8/10/2030	5,000	4,253
LYB International Finance III LLC 3.80%, 10/1/2060	4,000	2,488
Nutrien Ltd. (Canada) 5.88%, 12/1/2036	8,000	8,129
RPM International, Inc. 3.75%, 3/15/2027	14,000	13,780
Sherwin-Williams Co. (The) 2.95%, 8/15/2029	158,000	147,841
Westlake Corp. 3.38%, 8/15/2061	13,000	7,361
		414,044
Commercial Services & Supplies — 0.5%
Cintas Corp. No. 2 4.00%, 5/1/2032	5,000	4,776
Republic Services, Inc. 6.20%, 3/1/2040	53,000	56,238
Rockefeller Foundation (The) Series 2020, 2.49%, 10/1/2050	3,000	1,730
Veralto Corp. 5.50%, 9/18/2026	2,000	2,022
Waste Connections, Inc. 2.60%, 2/1/2030	107,000	98,374
Waste Management, Inc.
1.15%, 3/15/2028	6,000	5,520
4.15%, 4/15/2032	2,000	1,929
2.95%, 6/1/2041	3,000	2,162
2.50%, 11/15/2050	23,000	13,191
		185,942

JPMorgan BetaBuilders USD Investment Grade Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Communications Equipment — 0.6%
Cisco Systems, Inc.
2.95%, 2/28/2026	25,000	24,748
2.50%, 9/20/2026	98,000	95,998
5.90%, 2/15/2039	91,000	95,637
Nokia OYJ (Finland) 6.63%, 5/15/2039	17,000	17,265
		233,648
Construction & Engineering — 0.2%
Quanta Services, Inc.
2.90%, 10/1/2030	43,000	39,061
2.35%, 1/15/2032	53,000	44,677
		83,738
Construction Materials — 0.0% ^
Martin Marietta Materials, Inc.
4.25%, 12/15/2047	2,000	1,575
5.50%, 12/1/2054	10,000	9,358
		10,933
Consumer Finance — 2.8%
AerCap Ireland Capital DAC (Ireland) 1.75%, 1/30/2026	150,000	147,042
Ally Financial, Inc. 4.75%, 6/9/2027	43,000	43,054
American Express Co.
1.65%, 11/4/2026	5,000	4,812
5.85%, 11/5/2027	13,000	13,456
(SOFRINDX + 1.28%), 5.28%, 7/27/2029 (c)	20,000	20,449
(SOFRINDX + 1.32%), 5.44%, 1/30/2036 (c)	15,000	15,103
4.05%, 12/3/2042	37,000	30,680
Capital One Financial Corp.
3.75%, 7/28/2026	110,000	108,675
(SOFR + 2.64%), 6.31%, 6/8/2029 (c)	65,000	67,697
(SOFR + 2.60%), 5.25%, 7/26/2030 (c)	38,000	38,365
(SOFRINDX + 3.37%), 7.96%, 11/2/2034 (c)	62,000	70,952
Caterpillar Financial Services Corp.
3.60%, 8/12/2027	64,000	63,145
1.10%, 9/14/2027	40,000	37,281
General Motors Financial Co., Inc. 3.60%, 6/21/2030	106,000	97,600
John Deere Capital Corp.
3.40%, 9/11/2025	22,000	21,907
0.70%, 1/15/2026	21,000	20,515
4.90%, 3/7/2031	60,000	60,874
2.00%, 6/17/2031	6,000	5,195
Synchrony Financial
3.95%, 12/1/2027	55,000	53,481
2.88%, 10/28/2031	7,000	5,929
Toyota Motor Credit Corp.
1.90%, 4/6/2028	41,000	38,414
1.65%, 1/10/2031	114,000	97,053
		1,061,679

JPMorgan BetaBuilders USD Investment Grade Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Consumer Staples Distribution & Retail — 1.1%
Costco Wholesale Corp. 1.75%, 4/20/2032	87,000	73,407
Dollar General Corp. 5.50%, 11/1/2052	28,000	24,826
Kroger Co. (The) 5.40%, 1/15/2049	37,000	33,636
Sysco Corp.
2.45%, 12/14/2031	17,000	14,680
6.60%, 4/1/2050	38,000	40,160
Target Corp. 3.38%, 4/15/2029	179,000	173,237
Walmart, Inc.
4.00%, 4/15/2026	20,000	19,983
5.88%, 4/5/2027	8,000	8,278
7.55%, 2/15/2030	11,000	12,575
5.25%, 9/1/2035	7,000	7,284
		408,066
Containers & Packaging — 0.4%
International Paper Co. 6.00%, 11/15/2041	99,000	97,721
Packaging Corp. of America 3.05%, 10/1/2051	34,000	20,592
Sonoco Products Co. 5.75%, 11/1/2040	14,000	13,585
WRKCo, Inc.
4.90%, 3/15/2029	10,000	10,049
3.00%, 6/15/2033	32,000	27,487
		169,434
Diversified Consumer Services — 0.2%
California Institute of Technology 3.65%, 9/1/2119	8,000	4,905
Duke University
Series 2020, 2.68%, 10/1/2044	5,000	3,496
Series 2020, 2.83%, 10/1/2055	8,000	4,791
George Washington University (The) 4.87%, 9/15/2045	11,000	9,748
Georgetown University (The) Series 20A, 2.94%, 4/1/2050	1,000	621
Johns Hopkins University Series 2013, 4.08%, 7/1/2053	11,000	8,483
Northwestern University Series 2020, 2.64%, 12/1/2050	13,000	7,743
President and Fellows of Harvard College 3.30%, 7/15/2056	6,000	3,953
Thomas Jefferson University 3.85%, 11/1/2057	16,000	10,721
Trustees of the University of Pennsylvania (The) Series 2020, 2.40%, 10/1/2050	5,000	2,813
Washington University (The) 4.35%, 4/15/2122	6,000	4,452
		61,726
Diversified REITs — 0.8%
American Assets Trust LP 3.38%, 2/1/2031	24,000	21,012
GLP Capital LP
5.38%, 4/15/2026	48,000	47,908
5.63%, 9/15/2034	11,000	10,737
Safehold GL Holdings LLC 2.85%, 1/15/2032	15,000	12,772
Simon Property Group LP
1.75%, 2/1/2028	7,000	6,548
2.20%, 2/1/2031	85,000	74,390
2.65%, 2/1/2032	105,000	91,085

JPMorgan BetaBuilders USD Investment Grade Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Diversified REITs — continued
VICI Properties LP
4.95%, 2/15/2030	39,000	38,726
5.63%, 5/15/2052	15,000	13,409
		316,587
Diversified Telecommunication Services — 2.1%
AT&T, Inc.
3.80%, 2/15/2027	31,000	30,685
2.55%, 12/1/2033	106,000	87,151
6.38%, 3/1/2041	12,000	12,450
4.50%, 3/9/2048	90,000	72,949
3.55%, 9/15/2055	113,000	74,682
3.65%, 9/15/2059	30,000	19,779
3.50%, 2/1/2061	72,000	45,124
Telefonica Emisiones SA (Spain) 7.05%, 6/20/2036	86,000	94,007
Verizon Communications, Inc.
2.10%, 3/22/2028	19,000	17,875
4.02%, 12/3/2029	10,000	9,782
1.50%, 9/18/2030	135,000	115,126
2.36%, 3/15/2032	41,000	34,961
6.40%, 9/15/2033	20,000	21,618
3.40%, 3/22/2041	152,000	114,985
4.75%, 11/1/2041	22,000	19,516
3.00%, 11/20/2060	5,000	2,864
3.70%, 3/22/2061	23,000	15,442
		788,996
Electric Utilities — 6.7%
AEP Texas, Inc. 3.45%, 5/15/2051	79,000	51,537
AEP Transmission Co. LLC
4.25%, 9/15/2048	141,000	110,321
Series M, 3.65%, 4/1/2050	98,000	69,952
Alabama Power Co.
3.94%, 9/1/2032	42,000	39,555
Series A, 4.30%, 7/15/2048	46,000	37,064
Arizona Public Service Co.
2.20%, 12/15/2031	4,000	3,366
3.50%, 12/1/2049	46,000	30,621
Atlantic City Electric Co. 2.30%, 3/15/2031	13,000	11,362
CenterPoint Energy Houston Electric LLC Series AJ, 4.85%, 10/1/2052	9,000	7,761
Commonwealth Edison Co. 4.00%, 3/1/2049	5,000	3,762
Connecticut Light and Power Co. (The) Series A, 4.15%, 6/1/2045	29,000	23,195
Dominion Energy South Carolina, Inc. 5.10%, 6/1/2065	19,000	16,246
DTE Electric Co.
Series A, 1.90%, 4/1/2028	29,000	27,208
Series C, 2.63%, 3/1/2031	41,000	36,831
Series B, 3.25%, 4/1/2051	114,000	75,963
Duke Energy Carolinas LLC
3.70%, 12/1/2047	36,000	26,182

JPMorgan BetaBuilders USD Investment Grade Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Electric Utilities — continued
3.95%, 3/15/2048	14,000	10,582
Duke Energy Corp.
2.65%, 9/1/2026	10,000	9,785
3.75%, 9/1/2046	176,000	126,476
3.95%, 8/15/2047	27,000	19,654
3.50%, 6/15/2051	8,000	5,285
Duke Energy Ohio, Inc. 4.30%, 2/1/2049	18,000	13,992
Duke Energy Progress LLC 2.90%, 8/15/2051	4,000	2,410
Edison International 5.75%, 6/15/2027	26,000	26,156
Emera US Finance LP (Canada) 4.75%, 6/15/2046	18,000	14,536
Enel Chile SA (Chile) 4.88%, 6/12/2028	3,000	2,984
Entergy Corp.
0.90%, 9/15/2025	3,000	2,966
1.90%, 6/15/2028	109,000	101,067
Entergy Louisiana LLC
4.00%, 3/15/2033	3,000	2,786
4.20%, 9/1/2048	49,000	38,013
Evergy, Inc. 2.90%, 9/15/2029	76,000	70,820
Eversource Energy
4.75%, 5/15/2026	45,000	45,046
Series M, 3.30%, 1/15/2028	2,000	1,935
Series R, 1.65%, 8/15/2030	106,000	90,710
3.38%, 3/1/2032	12,000	10,741
5.13%, 5/15/2033	8,000	7,852
Exelon Corp.
2.75%, 3/15/2027	14,000	13,589
4.95%, 6/15/2035	11,000	10,507
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.98%), 6.50%, 3/15/2055 (c)	35,000	34,871
Florida Power & Light Co.
5.69%, 3/1/2040	64,000	65,152
3.95%, 3/1/2048	31,000	23,965
Georgia Power Co. Series B, 3.70%, 1/30/2050	39,000	28,123
Johnsonville Aeroderivative Combustion Turbine Generation LLC 5.08%, 10/1/2054	44,722	41,874
Mississippi Power Co. Series 12-A, 4.25%, 3/15/2042	18,000	14,851
NextEra Energy Capital Holdings, Inc.
1.90%, 6/15/2028	211,000	195,469
5.25%, 2/28/2053	14,000	12,495
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.46%), 6.75%, 6/15/2054 (c)	29,000	29,823
(3-MONTH SOFR + 2.41%), 4.80%, 12/1/2077 (c)	24,000	22,695
Northern States Power Co. 6.25%, 6/1/2036	30,000	32,471
Oncor Electric Delivery Co. LLC
3.80%, 9/30/2047	32,000	23,575
4.10%, 11/15/2048	26,000	19,851
3.10%, 9/15/2049	5,000	3,190
Pacific Gas and Electric Co.
5.45%, 6/15/2027	4,000	4,041
2.10%, 8/1/2027	26,000	24,529
3.00%, 6/15/2028	25,000	23,580

JPMorgan BetaBuilders USD Investment Grade Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Electric Utilities — continued
2.50%, 2/1/2031	10,000	8,601
3.25%, 6/1/2031	72,000	63,849
4.50%, 7/1/2040	47,000	38,574
3.30%, 8/1/2040	2,000	1,423
4.45%, 4/15/2042	15,000	11,690
4.95%, 7/1/2050	3,000	2,384
6.75%, 1/15/2053	28,000	27,862
PacifiCorp
7.70%, 11/15/2031	29,000	33,152
5.45%, 2/15/2034	3,000	2,997
6.00%, 1/15/2039	11,000	11,102
4.15%, 2/15/2050	18,000	13,286
3.30%, 3/15/2051	86,000	54,318
PECO Energy Co. 5.95%, 10/1/2036	5,000	5,239
PPL Electric Utilities Corp. 5.00%, 5/15/2033	48,000	47,960
Public Service Co. of Colorado
1.88%, 6/15/2031	53,000	44,875
Series 17, 6.25%, 9/1/2037	16,000	16,868
4.05%, 9/15/2049	19,000	14,087
Public Service Electric and Gas Co.
3.10%, 3/15/2032	5,000	4,505
3.15%, 1/1/2050	63,000	41,336
Southern California Edison Co.
Series 20C, 1.20%, 2/1/2026	22,000	21,469
Series D, 4.70%, 6/1/2027	27,000	26,912
6.00%, 1/15/2034	1,000	1,010
Series E, 5.45%, 6/1/2052	1,000	840
Southern Co. (The)
Series 21-B, 1.75%, 3/15/2028	12,000	11,159
Series B, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.73%), 4.00%, 1/15/2051 (c)	145,000	143,562
Union Electric Co. 5.45%, 3/15/2053	5,000	4,668
Virginia Electric and Power Co.
Series C, 4.00%, 11/15/2046	20,000	15,083
4.60%, 12/1/2048	112,000	91,982
		2,560,166
Electrical Equipment — 0.3%
Eaton Corp. 3.92%, 9/15/2047	27,000	20,900
Regal Rexnord Corp. 6.40%, 4/15/2033	48,000	49,742
Rockwell Automation, Inc.
4.20%, 3/1/2049	30,000	24,036
2.80%, 8/15/2061	57,000	31,783
		126,461
Electronic Equipment, Instruments & Components — 0.3%
Corning, Inc.
4.75%, 3/15/2042	116,000	100,864

JPMorgan BetaBuilders USD Investment Grade Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Electronic Equipment, Instruments & Components — continued
5.45%, 11/15/2079	13,000	11,249
Vontier Corp. 2.95%, 4/1/2031	22,000	19,406
		131,519
Energy Equipment & Services — 0.1%
Baker Hughes Holdings LLC 3.34%, 12/15/2027	9,000	8,803
Halliburton Co. 4.85%, 11/15/2035	10,000	9,426
Helmerich & Payne, Inc. 2.90%, 9/29/2031	11,000	8,968
		27,197
Entertainment — 0.8%
NBCUniversal Media LLC 5.95%, 4/1/2041	25,000	25,226
Take-Two Interactive Software, Inc. 4.00%, 4/14/2032	3,000	2,801
TWDC Enterprises 18 Corp. 7.00%, 3/1/2032	45,000	51,016
Walt Disney Co. (The)
2.65%, 1/13/2031	130,000	118,419
3.50%, 5/13/2040	113,000	90,775
Warnermedia Holdings, Inc. 5.39%, 3/15/2062	20,000	12,850
		301,087
Financial Services — 1.5%
Berkshire Hathaway, Inc. 3.13%, 3/15/2026	76,000	75,198
Corebridge Financial, Inc.
4.40%, 4/5/2052	5,000	3,874
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.85%), 6.88%, 12/15/2052 (c)	15,000	15,227
Equitable Holdings, Inc.
4.35%, 4/20/2028	75,000	74,477
5.00%, 4/20/2048	11,000	9,431
Fidelity National Information Services, Inc.
5.10%, 7/15/2032	10,000	10,028
3.10%, 3/1/2041	80,000	57,162
Fiserv, Inc.
2.25%, 6/1/2027	38,000	36,365
4.40%, 7/1/2049	10,000	7,850
Mastercard, Inc.
2.00%, 11/18/2031	2,000	1,721
4.85%, 3/9/2033	30,000	30,185
3.85%, 3/26/2050	75,000	57,512
National Rural Utilities Cooperative Finance Corp.
1.65%, 6/15/2031	2,000	1,677
(3-MONTH SOFR + 3.63%), 5.25%, 4/20/2046 (c)	20,000	19,748
ORIX Corp. (Japan) 5.20%, 9/13/2032	28,000	27,929
PayPal Holdings, Inc.
5.50%, 6/1/2054	43,000	40,544
5.25%, 6/1/2062	10,000	8,812
Shell International Finance BV
3.88%, 11/13/2028	10,000	9,916
3.00%, 11/26/2051	1,000	625

JPMorgan BetaBuilders USD Investment Grade Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Financial Services — continued
Visa, Inc. 0.75%, 8/15/2027	60,000	56,003
Voya Financial, Inc. (3-MONTH SOFR + 2.08%), 4.70%, 1/23/2048 (c)	19,000	17,936
		562,220
Food Products — 1.4%
Archer-Daniels-Midland Co. 3.75%, 9/15/2047	122,000	90,137
Bunge Ltd. Finance Corp. 2.75%, 5/14/2031	60,000	53,664
Conagra Brands, Inc. 5.40%, 11/1/2048	7,000	6,165
General Mills, Inc. 2.25%, 10/14/2031	6,000	5,141
Kellanova 3.40%, 11/15/2027	20,000	19,589
Kraft Heinz Foods Co.
3.00%, 6/1/2026	91,000	89,602
5.00%, 7/15/2035	2,000	1,939
Mondelez International, Inc.
1.88%, 10/15/2032	39,000	32,014
2.63%, 9/4/2050	13,000	7,498
Pilgrim's Pride Corp.
6.25%, 7/1/2033	51,000	52,973
6.88%, 5/15/2034	26,000	28,039
Tyson Foods, Inc.
3.55%, 6/2/2027	114,000	111,940
5.10%, 9/28/2048	20,000	17,477
		516,178
Gas Utilities — 0.6%
Atmos Energy Corp.
5.50%, 6/15/2041	16,000	15,764
4.13%, 3/15/2049	32,000	24,843
5.75%, 10/15/2052	10,000	9,781
National Fuel Gas Co. 3.95%, 9/15/2027	15,000	14,706
Piedmont Natural Gas Co., Inc. 5.05%, 5/15/2052	8,000	6,812
Southern California Gas Co.
5.05%, 9/1/2034	22,000	21,691
5.13%, 11/15/2040	67,000	62,540
Series VV, 4.30%, 1/15/2049	35,000	27,110
Southwest Gas Corp. 4.05%, 3/15/2032	2,000	1,864
Spire Missouri, Inc. 4.80%, 2/15/2033	6,000	5,884
Washington Gas Light Co.
Series K, 3.80%, 9/15/2046	14,000	10,315
3.65%, 9/15/2049	22,000	15,366
		216,676
Ground Transportation — 1.3%
Burlington Northern Santa Fe LLC 4.45%, 1/15/2053	78,000	64,364
Canadian Pacific Railway Co. (Canada)
1.75%, 12/2/2026	71,000	68,262
2.45%, 12/2/2031	24,000	20,782
4.30%, 5/15/2043	7,000	5,877

JPMorgan BetaBuilders USD Investment Grade Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Ground Transportation — continued
CSX Corp.
3.95%, 5/1/2050	141,000	106,786
4.65%, 3/1/2068	44,000	34,990
Norfolk Southern Corp.
3.80%, 8/1/2028	5,000	4,919
4.15%, 2/28/2048	34,000	26,597
3.70%, 3/15/2053	9,000	6,333
5.10%, 8/1/2118	36,000	29,738
4.10%, 5/15/2121	3,000	2,010
Ryder System, Inc.
2.85%, 3/1/2027	49,000	47,470
5.30%, 3/15/2027	2,000	2,024
Union Pacific Corp.
4.50%, 9/10/2048	17,000	14,133
3.88%, 2/1/2055	82,000	59,275
		493,560
Health Care Equipment & Supplies — 0.9%
Abbott Laboratories
1.15%, 1/30/2028	132,000	122,865
4.75%, 4/15/2043	11,000	10,192
Baxter International, Inc. 1.73%, 4/1/2031	3,000	2,525
Becton Dickinson & Co.
4.87%, 2/8/2029	1,000	1,006
2.82%, 5/20/2030	35,000	31,975
4.30%, 8/22/2032	12,000	11,415
Boston Scientific Corp.
4.55%, 3/1/2039	7,000	6,448
4.70%, 3/1/2049	33,000	28,810
DENTSPLY SIRONA, Inc. 3.25%, 6/1/2030	3,000	2,707
DH Europe Finance II SARL 2.60%, 11/15/2029	59,000	54,608
Koninklijke Philips NV (Netherlands) 5.00%, 3/15/2042	22,000	19,188
Medtronic, Inc. 4.63%, 3/15/2045	10,000	8,764
Stryker Corp. 3.50%, 3/15/2026	36,000	35,708
Zimmer Biomet Holdings, Inc. 2.60%, 11/24/2031	11,000	9,597
		345,808
Health Care Providers & Services — 3.9%
Ascension Health
3.95%, 11/15/2046	49,000	38,387
4.85%, 11/15/2053	1,000	875
Cardinal Health, Inc. 3.41%, 6/15/2027	22,000	21,568
Centene Corp. 3.00%, 10/15/2030	28,000	24,633
Cigna Group (The)
2.40%, 3/15/2030	99,000	89,190
4.80%, 8/15/2038	64,000	58,520
CommonSpirit Health
6.07%, 11/1/2027	113,000	116,519
6.46%, 11/1/2052	29,000	29,623

JPMorgan BetaBuilders USD Investment Grade Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Health Care Providers & Services — continued
CVS Health Corp.
1.30%, 8/21/2027	9,000	8,368
3.75%, 4/1/2030	117,000	110,763
6.13%, 9/15/2039	11,000	10,991
5.05%, 3/25/2048	79,000	65,864
5.63%, 2/21/2053	140,000	124,531
6.00%, 6/1/2063	5,000	4,598
Elevance Health, Inc.
4.10%, 3/1/2028	24,000	23,788
2.25%, 5/15/2030	38,000	33,855
4.55%, 5/15/2052	62,000	49,258
6.10%, 10/15/2052	10,000	9,927
Hackensack Meridian Health, Inc. 4.50%, 7/1/2057	12,000	9,529
HCA, Inc.
4.13%, 6/15/2029	11,000	10,714
5.50%, 6/1/2033	17,000	17,156
5.60%, 4/1/2034	36,000	36,171
5.13%, 6/15/2039	24,000	22,021
5.25%, 6/15/2049	22,000	19,012
3.50%, 7/15/2051	4,000	2,565
4.63%, 3/15/2052	15,000	11,755
6.10%, 4/1/2064	2,000	1,889
Humana, Inc.
2.15%, 2/3/2032	4,000	3,273
4.80%, 3/15/2047	26,000	20,770
Mass General Brigham, Inc. Series 2020, 3.34%, 7/1/2060	45,000	28,349
Memorial Sloan-Kettering Cancer Center 5.00%, 7/1/2042	4,000	3,732
Mount Sinai Hospital (The) Series 2020, 3.39%, 7/1/2050	6,000	3,552
MultiCare Health System 2.80%, 8/15/2050	7,000	4,130
New York and Presbyterian Hospital (The) Series 2019, 3.95%, 8/1/2119	34,000	22,399
Novant Health, Inc. 2.64%, 11/1/2036	20,000	15,327
Providence St Joseph Health Obligated Group 5.40%, 10/1/2033	5,000	5,006
Providence St. Joseph Health Obligated Group Series A, 3.93%, 10/1/2048	40,000	29,064
Quest Diagnostics, Inc. 2.80%, 6/30/2031	84,000	75,192
SSM Health Care Corp. Series A, 3.82%, 6/1/2027	26,000	25,635
UnitedHealth Group, Inc.
3.88%, 12/15/2028	45,000	43,988
2.30%, 5/15/2031	6,000	5,205
4.20%, 5/15/2032	2,000	1,901
5.80%, 3/15/2036	12,000	12,272
6.63%, 11/15/2037	32,000	34,481
3.50%, 8/15/2039	146,000	114,509
2.75%, 5/15/2040	37,000	25,832
4.63%, 11/15/2041	65,000	56,267
3.13%, 5/15/2060	10,000	5,780
6.05%, 2/15/2063	8,000	7,779
5.50%, 4/15/2064	7,000	6,292
		1,502,805

JPMorgan BetaBuilders USD Investment Grade Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Health Care REITs — 0.2%
Alexandria Real Estate Equities, Inc. 1.88%, 2/1/2033	6,000	4,672
Healthpeak OP LLC 2.88%, 1/15/2031	63,000	56,600
Ventas Realty LP 4.38%, 2/1/2045	3,000	2,388
Welltower OP LLC 4.95%, 9/1/2048	26,000	23,163
		86,823
Hotels, Restaurants & Leisure — 0.9%
Choice Hotels International, Inc. 3.70%, 1/15/2031	49,000	44,655
Expedia Group, Inc.
4.63%, 8/1/2027	5,000	5,001
3.25%, 2/15/2030	60,000	55,964
Hyatt Hotels Corp. 4.38%, 9/15/2028	3,000	2,960
Las Vegas Sands Corp. 3.90%, 8/8/2029	50,000	46,902
Marriott International, Inc. 5.50%, 4/15/2037	7,000	6,835
McDonald's Corp.
3.80%, 4/1/2028	21,000	20,738
4.80%, 8/14/2028	2,000	2,029
2.13%, 3/1/2030	14,000	12,579
4.60%, 9/9/2032	9,000	8,908
3.63%, 5/1/2043	81,000	60,866
5.15%, 9/9/2052	35,000	31,463
Starbucks Corp.
5.00%, 2/15/2034	9,000	8,898
4.50%, 11/15/2048	28,000	22,489
3.35%, 3/12/2050	31,000	20,240
		350,527
Household Durables — 0.6%
DR Horton, Inc. 1.40%, 10/15/2027	96,000	89,417
Leggett & Platt, Inc. 3.50%, 11/15/2051	16,000	9,585
Lennar Corp. 4.75%, 11/29/2027	14,000	14,049
Mohawk Industries, Inc. 3.63%, 5/15/2030	94,000	88,564
Whirlpool Corp. 4.70%, 5/14/2032	15,000	13,784
		215,399
Household Products — 0.6%
Colgate-Palmolive Co.
4.80%, 3/2/2026	12,000	12,044
4.60%, 3/1/2028	2,000	2,032
4.00%, 8/15/2045	25,000	20,378
Kimberly-Clark Corp.
1.05%, 9/15/2027	21,000	19,600
6.63%, 8/1/2037	107,000	121,494
Procter & Gamble Co. (The)
2.85%, 8/11/2027	62,000	60,453
2.30%, 2/1/2032	2,000	1,774
3.50%, 10/25/2047	6,000	4,472
		242,247

JPMorgan BetaBuilders USD Investment Grade Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Industrial Conglomerates — 0.5%
3M Co. 3.38%, 3/1/2029	131,000	125,826
Honeywell International, Inc.
5.70%, 3/15/2036	43,000	44,357
5.35%, 3/1/2064	4,000	3,638
		173,821
Industrial REITs — 0.1%
Prologis LP
2.25%, 1/15/2032	10,000	8,545
3.00%, 4/15/2050	36,000	22,644
		31,189
Insurance — 3.0%
ACE Capital Trust II 9.70%, 4/1/2030	10,000	11,928
Aflac, Inc. 3.60%, 4/1/2030	78,000	75,222
Allstate Corp. (The)
5.25%, 3/30/2033	56,000	56,651
(3-MONTH SOFR + 2.12%), 6.50%, 5/15/2057 (c)	10,000	9,965
American International Group, Inc.
3.88%, 1/15/2035	34,000	30,394
Series A-9, (3-MONTH SOFR + 2.87%), 5.75%, 4/1/2048 (c)	28,000	28,001
Aon Corp. 4.50%, 12/15/2028	9,000	9,010
Arch Capital Group US, Inc. 5.14%, 11/1/2043	2,000	1,802
Assured Guaranty US Holdings, Inc. 6.13%, 9/15/2028	42,000	43,832
Athene Holding Ltd. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.61%), 6.63%, 10/15/2054 (c)	45,000	44,264
Berkshire Hathaway Finance Corp.
5.75%, 1/15/2040	22,000	23,306
2.85%, 10/15/2050	96,000	60,220
3.85%, 3/15/2052	10,000	7,500
Chubb INA Holdings LLC
6.70%, 5/15/2036	11,000	12,226
3.05%, 12/15/2061	34,000	20,164
Cincinnati Financial Corp. 6.13%, 11/1/2034	21,000	22,133
CNO Financial Group, Inc. 6.45%, 6/15/2034	5,000	5,149
Fairfax Financial Holdings Ltd. (Canada)
4.85%, 4/17/2028	50,000	50,257
6.00%, 12/7/2033	28,000	28,798
Hartford Insurance Group, Inc. (The) 2.90%, 9/15/2051	110,000	66,972
Marsh & McLennan Cos., Inc. 4.20%, 3/1/2048	16,000	12,744
MetLife, Inc.
10.75%, 8/1/2039	11,000	14,368
5.25%, 1/15/2054	26,000	23,893
Principal Financial Group, Inc. 3.70%, 5/15/2029	33,000	31,905
Progressive Corp. (The) 4.13%, 4/15/2047	40,000	31,728
Prudential Financial, Inc.
(3-MONTH SOFR + 2.67%), 5.70%, 9/15/2048 (c)	47,000	46,936
3.94%, 12/7/2049	41,000	30,562
3.70%, 3/13/2051	41,000	29,240
Prudential Funding Asia plc (Hong Kong) 3.63%, 3/24/2032	26,000	23,856

JPMorgan BetaBuilders USD Investment Grade Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Insurance — continued
Reinsurance Group of America, Inc. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.39%), 6.65%, 9/15/2055 (c)	22,000	21,631
Selective Insurance Group, Inc. 5.38%, 3/1/2049	18,000	15,792
Transatlantic Holdings, Inc. 8.00%, 11/30/2039	52,000	63,047
Travelers Cos., Inc. (The)
4.05%, 3/7/2048	13,000	10,162
4.10%, 3/4/2049	15,000	11,758
Travelers Property Casualty Corp. 6.38%, 3/15/2033	109,000	120,162
W R Berkley Corp. 3.15%, 9/30/2061	49,000	28,877
Willis North America, Inc. 3.88%, 9/15/2049	33,000	23,634
		1,148,089
Interactive Media & Services — 0.5%
Alphabet, Inc. 2.25%, 8/15/2060	168,000	87,722
Meta Platforms, Inc.
3.50%, 8/15/2027	22,000	21,723
4.80%, 5/15/2030	56,000	57,345
4.65%, 8/15/2062	25,000	20,600
		187,390
IT Services — 0.3%
International Business Machines Corp.
6.50%, 1/15/2028	35,000	36,830
5.88%, 11/29/2032	22,000	23,380
7.13%, 12/1/2096	14,000	16,531
Kyndryl Holdings, Inc. 4.10%, 10/15/2041	27,000	20,827
		97,568
Leisure Products — 0.2%
Brunswick Corp.
5.85%, 3/18/2029	50,000	50,835
5.10%, 4/1/2052	25,000	18,460
Hasbro, Inc. 3.90%, 11/19/2029	15,000	14,298
		83,593
Life Sciences Tools & Services — 0.1%
Agilent Technologies, Inc. 2.30%, 3/12/2031	2,000	1,748
Revvity, Inc. 2.25%, 9/15/2031	23,000	19,334
		21,082
Machinery — 0.5%
Caterpillar, Inc.
6.05%, 8/15/2036	21,000	22,665
4.75%, 5/15/2064	22,000	18,584
Cummins, Inc. 5.15%, 2/20/2034	44,000	44,305
Deere & Co. 3.75%, 4/15/2050	3,000	2,269
Illinois Tool Works, Inc. 2.65%, 11/15/2026	85,000	83,290
Otis Worldwide Corp.
3.11%, 2/15/2040	8,000	5,986
3.36%, 2/15/2050	5,000	3,346

JPMorgan BetaBuilders USD Investment Grade Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Machinery — continued
Snap-on, Inc. 4.10%, 3/1/2048	6,000	4,704
Xylem, Inc. 1.95%, 1/30/2028	15,000	14,112
		199,261
Media — 2.5%
Charter Communications Operating LLC
2.80%, 4/1/2031	50,000	43,842
2.30%, 2/1/2032	49,000	40,345
6.65%, 2/1/2034	41,000	43,048
3.50%, 6/1/2041	30,000	21,075
5.38%, 5/1/2047	21,000	17,610
3.85%, 4/1/2061	55,000	33,855
4.40%, 12/1/2061	33,000	22,225
3.95%, 6/30/2062	5,000	3,092
Comcast Corp.
7.05%, 3/15/2033	80,000	90,090
6.55%, 7/1/2039	37,000	40,252
3.25%, 11/1/2039	66,000	50,338
3.75%, 4/1/2040	57,000	46,137
4.00%, 11/1/2049	169,000	125,131
2.89%, 11/1/2051	11,000	6,541
Discovery Communications LLC
3.95%, 3/20/2028	104,000	99,248
3.63%, 5/15/2030	2,000	1,768
4.65%, 5/15/2050	108,000	67,427
4.00%, 9/15/2055	15,000	8,232
Fox Corp. 5.58%, 1/25/2049	10,000	9,164
Grupo Televisa SAB (Mexico)
8.50%, 3/11/2032	2,000	2,147
6.63%, 1/15/2040	3,000	2,650
Paramount Global
4.95%, 1/15/2031	5,000	4,843
4.20%, 5/19/2032	139,000	125,210
5.50%, 5/15/2033	10,000	9,544
5.25%, 4/1/2044	13,000	9,990
Time Warner Cable LLC 5.88%, 11/15/2040	19,000	17,734
		941,538
Metals & Mining — 0.7%
ArcelorMittal SA (Luxembourg) 6.75%, 3/1/2041 (a)	56,000	57,509
BHP Billiton Finance USA Ltd. (Australia)
5.25%, 9/8/2026	36,000	36,376
5.10%, 9/8/2028	2,000	2,043
5.25%, 9/8/2033	2,000	2,015
Kinross Gold Corp. (Canada) 4.50%, 7/15/2027	38,000	37,925
Rio Tinto Finance USA Ltd. (Australia) 2.75%, 11/2/2051	4,000	2,352
Rio Tinto Finance USA plc (Australia) 5.13%, 3/9/2053	18,000	16,045
Southern Copper Corp. (Mexico)
5.25%, 11/8/2042	16,000	14,448

JPMorgan BetaBuilders USD Investment Grade Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Metals & Mining — continued
5.88%, 4/23/2045	53,000	50,443
Vale Overseas Ltd. (Brazil)
3.75%, 7/8/2030	31,000	28,974
6.40%, 6/28/2054	2,000	1,896
		250,026
Multi-Utilities — 2.0%
Ameren Corp. 3.50%, 1/15/2031	30,000	27,986
Berkshire Hathaway Energy Co.
6.13%, 4/1/2036	50,000	52,660
5.95%, 5/15/2037	43,000	44,880
Black Hills Corp. 6.15%, 5/15/2034	24,000	24,701
CMS Energy Corp. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.12%), 4.75%, 6/1/2050 (c)	5,000	4,722
Consolidated Edison Co. of New York, Inc.
2.40%, 6/15/2031	11,000	9,734
Series 20B, 3.95%, 4/1/2050	49,000	37,057
3.20%, 12/1/2051	64,000	41,081
3.70%, 11/15/2059	51,000	34,098
Consumers Energy Co.
4.63%, 5/15/2033	51,000	49,625
3.95%, 7/15/2047	81,000	62,357
Dominion Energy, Inc.
Series A, 1.45%, 4/15/2026	43,000	41,847
Series C, 2.25%, 8/15/2031	2,000	1,715
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.21%), 6.63%, 5/15/2055 (c)	13,000	13,010
National Grid plc (United Kingdom) 5.81%, 6/12/2033	41,000	42,355
NiSource, Inc.
3.49%, 5/15/2027	22,000	21,555
3.60%, 5/1/2030	11,000	10,470
5.00%, 6/15/2052	13,000	11,136
Public Service Enterprise Group, Inc. 2.45%, 11/15/2031	49,000	42,371
San Diego Gas & Electric Co.
2.95%, 8/15/2051	46,000	28,035
3.70%, 3/15/2052	1,000	694
Sempra 3.40%, 2/1/2028	39,000	37,942
Southern Co. Gas Capital Corp. 4.40%, 5/30/2047	10,000	7,889
WEC Energy Group, Inc.
1.38%, 10/15/2027	19,000	17,673
2.20%, 12/15/2028	116,000	107,087
		772,680
Office REITs — 0.7%
Boston Properties LP
2.75%, 10/1/2026	126,000	122,581
2.55%, 4/1/2032	43,000	35,550
COPT Defense Properties LP 2.75%, 4/15/2031	64,000	55,555
Kilroy Realty LP
4.25%, 8/15/2029	5,000	4,725
2.50%, 11/15/2032	29,000	22,807

JPMorgan BetaBuilders USD Investment Grade Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Office REITs — continued
2.65%, 11/15/2033	25,000	19,197
Piedmont Operating Partnership LP
9.25%, 7/20/2028	12,000	13,257
3.15%, 8/15/2030	5,000	4,399
		278,071
Oil, Gas & Consumable Fuels — 6.8%
APA Corp. 6.75%, 2/15/2055 (b)	2,000	1,805
Boardwalk Pipelines LP 3.60%, 9/1/2032	45,000	39,931
BP Capital Markets America, Inc.
3.02%, 1/16/2027	4,000	3,919
4.23%, 11/6/2028	49,000	48,738
2.72%, 1/12/2032	19,000	16,717
3.06%, 6/17/2041	1,000	718
3.00%, 3/17/2052	47,000	28,718
3.38%, 2/8/2061	96,000	59,700
BP Capital Markets plc 3.28%, 9/19/2027	37,000	36,158
Canadian Natural Resources Ltd. (Canada) 6.50%, 2/15/2037	17,000	17,410
Cenovus Energy, Inc. (Canada)
4.25%, 4/15/2027	10,000	9,919
2.65%, 1/15/2032	41,000	34,758
Cheniere Energy, Inc. 4.63%, 10/15/2028	60,000	59,408
Chevron Corp. 2.95%, 5/16/2026	60,000	59,277
Chevron USA, Inc. 1.02%, 8/12/2027	37,000	34,617
ConocoPhillips Co.
4.03%, 3/15/2062	76,000	52,746
5.70%, 9/15/2063	30,000	27,626
Devon Energy Corp.
5.20%, 9/15/2034	52,000	49,267
5.60%, 7/15/2041	25,000	22,414
5.00%, 6/15/2045	10,000	8,080
Diamondback Energy, Inc.
3.25%, 12/1/2026	26,000	25,503
3.50%, 12/1/2029	4,000	3,785
5.90%, 4/18/2064	62,000	55,465
Enbridge Energy Partners LP Series B, 7.50%, 4/15/2038	23,000	25,898
Enbridge, Inc. (Canada) 2.50%, 8/1/2033	236,000	191,984
Energy Transfer LP
3.90%, 7/15/2026	65,000	64,455
4.95%, 5/15/2028	49,000	49,444
3.75%, 5/15/2030	27,000	25,554
4.90%, 3/15/2035	2,000	1,874
6.10%, 2/15/2042	45,000	43,231
5.40%, 10/1/2047	90,000	77,572
Enterprise Products Operating LLC
4.85%, 8/15/2042	43,000	38,141
4.90%, 5/15/2046	2,000	1,747
3.95%, 1/31/2060	35,000	24,509

JPMorgan BetaBuilders USD Investment Grade Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Oil, Gas & Consumable Fuels — continued
Series E, (3-MONTH CME TERM SOFR + 3.29%), 5.25%, 8/16/2077 (c)	35,000	34,472
(3-MONTH CME TERM SOFR + 2.83%), 5.38%, 2/15/2078 (c)	7,000	6,818
EOG Resources, Inc. 4.95%, 4/15/2050	55,000	47,517
EQT Corp. 7.00%, 2/1/2030 (a)	48,000	51,416
Exxon Mobil Corp.
2.44%, 8/16/2029	66,000	61,712
4.23%, 3/19/2040	138,000	120,891
3.10%, 8/16/2049	35,000	22,771
Hess Corp.
7.88%, 10/1/2029	10,000	11,199
5.80%, 4/1/2047	45,000	43,404
MPLX LP
4.25%, 12/1/2027	42,000	41,686
4.50%, 4/15/2038	7,000	6,043
5.20%, 12/1/2047	9,000	7,642
4.95%, 3/14/2052	34,000	27,444
4.90%, 4/15/2058	16,000	12,519
Occidental Petroleum Corp.
5.00%, 8/1/2027	45,000	45,007
4.40%, 4/15/2046	21,000	14,899
ONEOK, Inc.
4.95%, 7/13/2047	34,000	27,641
5.20%, 7/15/2048	70,000	58,918
5.85%, 11/1/2064	9,000	8,058
Phillips 66
3.90%, 3/15/2028	24,000	23,635
4.88%, 11/15/2044	10,000	8,401
Phillips 66 Co. 3.75%, 3/1/2028	2,000	1,959
Sabine Pass Liquefaction LLC 4.20%, 3/15/2028	59,000	58,477
Targa Resources Corp.
5.20%, 7/1/2027	27,000	27,261
6.50%, 2/15/2053	15,000	14,781
Targa Resources Partners LP 4.88%, 2/1/2031	25,000	24,399
TC PipeLines LP 3.90%, 5/25/2027	31,000	30,560
Tennessee Gas Pipeline Co. LLC 7.00%, 10/15/2028	56,000	59,875
TotalEnergies Capital International SA (France)
2.83%, 1/10/2030	151,000	141,897
3.39%, 6/29/2060	59,000	37,173
TransCanada PipeLines Ltd. (Canada)
4.63%, 3/1/2034	1,000	942
5.85%, 3/15/2036	1,000	1,016
6.20%, 10/15/2037	11,000	11,213
6.10%, 6/1/2040	48,000	48,532
Transcontinental Gas Pipe Line Co. LLC 4.60%, 3/15/2048	150,000	122,430
Valero Energy Corp.
2.15%, 9/15/2027	17,000	16,091
2.80%, 12/1/2031	7,000	6,105

JPMorgan BetaBuilders USD Investment Grade Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Oil, Gas & Consumable Fuels — continued
Western Midstream Operating LP
4.50%, 3/1/2028	42,000	41,351
5.30%, 3/1/2048	2,000	1,621
5.25%, 2/1/2050 (a)	35,000	28,428
Williams Cos., Inc. (The)
5.40%, 3/2/2026	5,000	5,028
4.65%, 8/15/2032	2,000	1,936
5.80%, 11/15/2043	14,000	13,421
		2,617,677
Paper & Forest Products — 0.2%
Suzano Austria GmbH (Brazil) 3.75%, 1/15/2031	65,000	58,873
Personal Care Products — 0.8%
Estee Lauder Cos., Inc. (The)
3.15%, 3/15/2027	105,000	102,805
4.65%, 5/15/2033	43,000	41,644
Kenvue, Inc.
4.90%, 3/22/2033	116,000	116,272
5.10%, 3/22/2043	31,000	29,310
		290,031
Pharmaceuticals — 3.2%
AstraZeneca plc (United Kingdom)
6.45%, 9/15/2037	24,000	26,462
4.38%, 11/16/2045	18,000	15,308
3.00%, 5/28/2051	51,000	32,956
Bristol-Myers Squibb Co.
1.13%, 11/13/2027	117,000	108,832
1.45%, 11/13/2030	13,000	11,108
5.90%, 11/15/2033	66,000	69,972
4.35%, 11/15/2047	13,000	10,565
3.90%, 3/15/2062	12,000	8,323
Eli Lilly & Co.
3.38%, 3/15/2029	90,000	87,459
2.25%, 5/15/2050	131,000	72,461
4.15%, 3/15/2059	33,000	25,421
2.50%, 9/15/2060	43,000	22,918
GlaxoSmithKline Capital, Inc. (United Kingdom) 6.38%, 5/15/2038	26,000	28,360
Johnson & Johnson
0.95%, 9/1/2027	30,000	28,045
4.38%, 12/5/2033	27,000	26,653
5.95%, 8/15/2037	57,000	61,988
3.40%, 1/15/2038	116,000	97,640
2.45%, 9/1/2060	3,000	1,600
Merck & Co., Inc.
0.75%, 2/24/2026	2,000	1,948
6.50%, 12/1/2033 (a)	8,000	8,916
3.60%, 9/15/2042	80,000	61,897
2.90%, 12/10/2061	128,000	72,223

JPMorgan BetaBuilders USD Investment Grade Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Pharmaceuticals — continued
Merck Sharp & Dohme Corp. 5.95%, 12/1/2028	30,000	31,644
Novartis Capital Corp. 4.20%, 9/18/2034	3,000	2,839
Pfizer Investment Enterprises Pte. Ltd. 5.34%, 5/19/2063	31,000	27,906
Pfizer, Inc.
2.75%, 6/3/2026	59,000	58,089
4.00%, 12/15/2036	5,000	4,513
Royalty Pharma plc
1.75%, 9/2/2027	41,000	38,571
3.55%, 9/2/2050	29,000	18,851
3.35%, 9/2/2051	2,000	1,244
Viatris, Inc. 2.30%, 6/22/2027	3,000	2,841
Wyeth LLC
6.50%, 2/1/2034	11,000	12,066
6.00%, 2/15/2036	91,000	96,314
Zoetis, Inc.
3.00%, 9/12/2027	41,000	39,857
3.90%, 8/20/2028	26,000	25,682
		1,241,472
Professional Services — 0.7%
Concentrix Corp. 6.85%, 8/2/2033	25,000	25,595
Equifax, Inc. 2.35%, 9/15/2031	151,000	129,624
Jacobs Engineering Group, Inc. 5.90%, 3/1/2033	41,000	42,066
Thomson Reuters Corp. (Canada) 5.85%, 4/15/2040	67,000	66,441
		263,726
Residential REITs — 0.4%
American Homes 4 Rent LP 3.38%, 7/15/2051	10,000	6,386
AvalonBay Communities, Inc. 2.05%, 1/15/2032	23,000	19,505
Camden Property Trust 2.80%, 5/15/2030	60,000	55,007
Essex Portfolio LP 1.70%, 3/1/2028	29,000	26,829
Store Capital LLC 4.50%, 3/15/2028	37,000	36,327
UDR, Inc.
3.00%, 8/15/2031	11,000	9,867
2.10%, 6/15/2033	3,000	2,361
		156,282
Retail REITs — 0.3%
Brixmor Operating Partnership LP 4.05%, 7/1/2030	60,000	57,501
Kimco Realty OP LLC 2.25%, 12/1/2031	10,000	8,506
Realty Income Corp.
3.40%, 1/15/2028	5,000	4,877
3.20%, 2/15/2031	29,000	26,648
1.80%, 3/15/2033	24,000	18,958
4.65%, 3/15/2047	10,000	8,393
		124,883
Semiconductors & Semiconductor Equipment — 2.2%
Analog Devices, Inc. 3.50%, 12/5/2026	5,000	4,944
Applied Materials, Inc. 5.10%, 10/1/2035	42,000	42,578

JPMorgan BetaBuilders USD Investment Grade Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Semiconductors & Semiconductor Equipment — continued
Broadcom, Inc.
1.95%, 2/15/2028 (b)	133,000	124,844
2.45%, 2/15/2031 (b)	2,000	1,768
4.15%, 4/15/2032 (b)	2,000	1,904
4.30%, 11/15/2032	2,000	1,914
2.60%, 2/15/2033 (b)	30,000	25,330
4.93%, 5/15/2037 (b)	138,000	131,621
Intel Corp.
1.60%, 8/12/2028	12,000	10,932
3.90%, 3/25/2030	4,000	3,829
4.25%, 12/15/2042	98,000	75,655
5.63%, 2/10/2043	10,000	9,196
KLA Corp. 4.10%, 3/15/2029	86,000	85,361
Micron Technology, Inc. 5.88%, 9/15/2033	48,000	49,266
NVIDIA Corp. 2.00%, 6/15/2031	123,000	107,802
NXP BV (Netherlands) 3.25%, 5/11/2041	42,000	29,902
QUALCOMM, Inc.
3.25%, 5/20/2027	117,000	115,064
1.65%, 5/20/2032	3,000	2,458
4.65%, 5/20/2035	4,000	3,918
Texas Instruments, Inc.
1.75%, 5/4/2030	23,000	20,329
5.00%, 3/14/2053	5,000	4,473
		853,088
Software — 2.2%
Adobe, Inc. 2.15%, 2/1/2027	71,000	68,743
Microsoft Corp.
3.50%, 2/12/2035	2,000	1,846
4.20%, 11/3/2035	2,000	1,947
4.10%, 2/6/2037	138,000	130,071
5.20%, 6/1/2039	77,000	79,573
Oracle Corp.
2.65%, 7/15/2026	27,000	26,427
2.30%, 3/25/2028	30,000	28,334
6.25%, 11/9/2032	5,000	5,335
4.30%, 7/8/2034	2,000	1,860
3.85%, 7/15/2036	223,000	191,934
3.80%, 11/15/2037	34,000	28,344
6.50%, 4/15/2038	15,000	15,972
3.60%, 4/1/2050	27,000	18,306
3.85%, 4/1/2060	4,000	2,659
4.10%, 3/25/2061	85,000	59,212
Roper Technologies, Inc. 1.40%, 9/15/2027	150,000	140,128
Salesforce, Inc. 3.70%, 4/11/2028	43,000	42,514
		843,205

JPMorgan BetaBuilders USD Investment Grade Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Specialized REITs — 1.2%
American Tower Corp.
1.50%, 1/31/2028	21,000	19,416
2.10%, 6/15/2030	154,000	135,320
Crown Castle, Inc.
1.05%, 7/15/2026	26,000	24,936
3.65%, 9/1/2027	33,000	32,236
3.10%, 11/15/2029	12,000	11,173
5.20%, 2/15/2049	32,000	27,745
Equinix, Inc. 3.20%, 11/18/2029	81,000	76,247
Extra Space Storage LP
3.88%, 12/15/2027	17,000	16,705
2.35%, 3/15/2032	64,000	53,307
Public Storage Operating Co.
1.50%, 11/9/2026	9,000	8,637
2.25%, 11/9/2031	45,000	38,745
Weyerhaeuser Co. 4.00%, 3/9/2052	46,000	33,332
		477,799
Specialty Retail — 1.7%
Home Depot, Inc. (The)
1.50%, 9/15/2028	47,000	43,156
2.70%, 4/15/2030	212,000	196,032
4.50%, 9/15/2032	13,000	12,885
4.95%, 6/25/2034	2,000	2,000
5.88%, 12/16/2036	20,000	21,141
4.20%, 4/1/2043	46,000	38,266
2.75%, 9/15/2051	11,000	6,529
Lowe's Cos., Inc.
3.10%, 5/3/2027	27,000	26,393
1.30%, 4/15/2028	99,000	91,039
4.05%, 5/3/2047	66,000	49,950
4.45%, 4/1/2062	45,000	33,768
5.85%, 4/1/2063	19,000	18,006
O'Reilly Automotive, Inc.
3.60%, 9/1/2027	2,000	1,963
4.35%, 6/1/2028	44,000	43,907
4.20%, 4/1/2030	19,000	18,651
1.75%, 3/15/2031	3,000	2,545
Ross Stores, Inc. 0.88%, 4/15/2026	16,000	15,486
TJX Cos., Inc. (The) 1.15%, 5/15/2028	35,000	32,137
		653,854
Technology Hardware, Storage & Peripherals — 1.8%
Apple, Inc.
2.90%, 9/12/2027	27,000	26,343
3.00%, 11/13/2027	18,000	17,574
1.20%, 2/8/2028	9,000	8,347
4.15%, 5/10/2030	63,000	63,263
4.50%, 2/23/2036	58,000	56,909

JPMorgan BetaBuilders USD Investment Grade Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Technology Hardware, Storage & Peripherals — continued
4.65%, 2/23/2046	126,000	112,952
2.55%, 8/20/2060	28,000	15,712
4.10%, 8/8/2062	14,000	10,815
Dell International LLC
6.02%, 6/15/2026	56,000	56,519
5.30%, 10/1/2029	40,000	40,805
8.10%, 7/15/2036	46,000	54,392
HP, Inc. 4.00%, 4/15/2029	162,000	156,980
Western Digital Corp.
2.85%, 2/1/2029	43,000	39,291
3.10%, 2/1/2032	12,000	10,377
		670,279
Textiles, Apparel & Luxury Goods — 0.2%
NIKE, Inc.
2.38%, 11/1/2026	16,000	15,603
3.63%, 5/1/2043	62,000	47,753
3.88%, 11/1/2045	20,000	15,471
		78,827
Tobacco — 1.3%
Altria Group, Inc.
2.45%, 2/4/2032	15,000	12,718
5.95%, 2/14/2049	46,000	44,644
4.45%, 5/6/2050	3,000	2,286
4.00%, 2/4/2061	69,000	47,202
BAT Capital Corp. (United Kingdom)
4.70%, 4/2/2027	64,000	64,127
4.39%, 8/15/2037	3,000	2,638
5.28%, 4/2/2050	69,000	59,399
7.08%, 8/2/2053	6,000	6,516
Philip Morris International, Inc.
4.88%, 2/15/2028	95,000	96,274
5.13%, 2/15/2030	94,000	96,011
5.75%, 11/17/2032	54,000	56,539
6.38%, 5/16/2038	8,000	8,687
4.38%, 11/15/2041	21,000	17,867
		514,908
Trading Companies & Distributors — 0.5%
Air Lease Corp.
5.30%, 2/1/2028	17,000	17,323
3.13%, 12/1/2030	40,000	36,528
2.88%, 1/15/2032	43,000	37,628
GATX Corp.
3.50%, 6/1/2032	1,000	898
4.90%, 3/15/2033	41,000	39,861

JPMorgan BetaBuilders USD Investment Grade Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Trading Companies & Distributors — continued
5.45%, 9/15/2033	7,000	7,020
6.05%, 3/15/2034	37,000	38,459
		177,717
Water Utilities — 0.2%
American Water Capital Corp.
4.45%, 6/1/2032	7,000	6,812
6.59%, 10/15/2037	3,000	3,286
4.30%, 12/1/2042	3,000	2,495
4.00%, 12/1/2046	29,000	22,269
4.20%, 9/1/2048	6,000	4,718
Essential Utilities, Inc. 5.30%, 5/1/2052	31,000	27,292
		66,872
Wireless Telecommunication Services — 1.4%
Rogers Communications, Inc. (Canada) 5.45%, 10/1/2043	94,000	86,485
T-Mobile USA, Inc.
3.75%, 4/15/2027	70,000	69,101
3.88%, 4/15/2030	141,000	135,991
3.50%, 4/15/2031	216,000	200,735
Vodafone Group plc (United Kingdom)
5.13%, 6/19/2059	57,000	47,938
5.75%, 2/10/2063	4,000	3,628
		543,878
Total Corporate Bonds (Cost $38,591,116)		37,543,091
Asset-Backed Securities — 0.2%
United Airlines Pass-Through Trust
Series 2020-1, Class A, 5.88%, 10/15/2027	14,707	14,940
Series 2016-1, Class AA, 3.10%, 7/7/2028	2,417	2,286
Series 2018-1, Class AA, 3.50%, 3/1/2030	68,709	64,225
Total Asset-Backed Securities (Cost $81,962)		81,451
	SHARES
Short-Term Investments — 0.5%
Investment Companies — 0.5%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.26% (f) (g) (Cost $197,659)	197,659	197,659
Total Investments — 99.0% (Cost $38,870,737)		37,822,201
Other Assets in Excess of Liabilities — 1.0%		391,717
NET ASSETS — 100.0%		38,213,918

Percentages indicated are based on net assets.

Abbreviations
CME	Chicago Mercantile Exchange

JPMorgan BetaBuilders USD Investment Grade Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
OYJ	Public Limited Company
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
SOFRINDX	Compounding index of the Secured Overnight Financing Rate

^	Amount rounds to less than 0.1% of net assets.
(a)
Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown is the current rate as of May 31, 2025.

(b)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(c)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of May 31, 2025.
(d)
Contingent Capital security (“CoCo”). CoCos are hybrid debt securities that may be convertible into equity or may be written down if a pre-specified trigger event occurs. The total value of aggregate CoCo holdings at May 31, 2025 is $209,728 or 0.55% of the Fund’s net
assets as of May 31, 2025.

(e)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of May 31, 2025.

(f)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(g)	The rate shown is the current yield as of May 31, 2025.

JPMorgan BetaBuilders USD Investment Grade Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under Securities and Exchange Commission Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset value (“NAV”) of the Fund is calculated on a valuation date.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Asset-Backed Securities	$—	$81,451	$—	$81,451
Corporate Bonds	—	37,543,091	—	37,543,091

JPMorgan BetaBuilders USD Investment Grade Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Short-Term Investments
Investment Companies	$197,659	$—	$—	$197,659
Total Investments in Securities	$197,659	$37,624,542	$—	$37,822,201
B. Investment Transactions with Affiliates— The Fund invested in an Underlying Fund advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer. The Underlying Fund's distributions may be reinvested into such Underlying Fund. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended May 31, 2025
Security Description	Value at February 28, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at May 31, 2025	Shares at May 31, 2025	Dividend Income	Capital Gain Distributions
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.26% (a) (b)	$138,616	$698,417	$639,374	$—	$—	$197,659	197,659	$1,584	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of May 31, 2025.